COMMITMENTS AND CONTINGENCIES (Details Narrative)																		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 11, 2023 shares	Jun. 23, 2023 shares	May 02, 2023 shares	Apr. 20, 2023 $ / shares shares	Apr. 20, 2023 $ / shares shares	Oct. 17, 2022 shares	Jul. 28, 2022 USD ($)	Jul. 28, 2022 USD ($)	Jul. 11, 2022 $ / shares shares	Jul. 11, 2022 $ / shares shares	Jul. 11, 2022 USD ($) $ / shares	May 01, 2022 USD ($)	Apr. 28, 2022 $ / shares shares	Jan. 28, 2022 USD ($)	Jan. 28, 2022 USD ($)	Sep. 14, 2021 $ / shares shares	Sep. 14, 2021 $ / shares shares	Dec. 31, 2022 shares	Oct. 31, 2021 USD ($) shares	Jul. 31, 2023 USD ($) a shares	Jul. 31, 2022 USD ($) shares	Oct. 31, 2022 USD ($) a shares	Mar. 31, 2023 a	Feb. 28, 2023 a	Aug. 01, 2022	Sep. 30, 2021 $ / shares
Loss Contingencies [Line Items]
Warrants																				$ 1,812,635
Legal cost																			$ 7,514			$ 409,191
Issuance of common stock for cash net, shares | shares																4,900,000
Share Price | $ / shares																$ 0.70	$ 0.70
2022 Equity Incentive Plan [Member]
Loss Contingencies [Line Items]
Issuance of common stock for cash net, shares | shares						4,000,000
Common Stock [Member]
Loss Contingencies [Line Items]
Issuance of common stock for cash net, shares | shares	100,000	100,000	25,000	100,000	12,500				60,000				4,500,000					400,000	632,800	400,000	10,000	10,000
Debt Instrument, Term				5 years
Share Price | $ / shares				$ 3.30	$ 3.30								$ 0.29
IPO [Member]
Loss Contingencies [Line Items]
Commitment value																				$ 1,125,000		$ 1,125,000
Directors fees																				78,132
Trio LLC [Member]
Loss Contingencies [Line Items]
Issuance of common stock for cash net, shares | shares																4,900,000	4,900,000
Share Price | $ / shares																$ 0.70	$ 0.70
Consulting fee												$ 35,000
Accrued interest expense																				$ 406,000
Investors [Member]
Loss Contingencies [Line Items]
Notes payable consideration															$ 4,500,000
Debt instrument, principal amount														$ 4,500,000	$ 4,500,000
Issued warrants to purchase, rate															50.00%
Debt Instrument, Interest Rate, Effective Percentage														8.00%	8.00%
Share Price | $ / shares																										$ 1.00
Investors [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																									15.00%
Investors [Member] | IPO [Member]
Loss Contingencies [Line Items]
Debt instrument, principal amount														$ 4,500,000	$ 4,500,000
Debt Conversion, Description														i) the IPO price multiplied by the discount of 50% or ii) the opening price of the shares of common stock on the trading day following the date of the IPO multiplied by the discount of 50%	i) the IPO price multiplied by the discount of 50% or ii) the opening price of the common stock on the trading day following the date of the IPO multiplied by the discount of 50%.
Commitment value														$ 9,000,000	$ 9,000,000
Prepayment amount percentage														125.00%
Number of shares issued, value															$ 1,125,000
Notes principal balance, rate															25.00%
Cash payment percentage															50.00%
Debt Instrument, Term															3 years
Investors [Member] | IPO [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Warrants															$ 2,250,000
Investors [Member] | IPO [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Warrants															4,500,000
Investors [Member] | Gencap [Member]
Loss Contingencies [Line Items]
Notes payable consideration															4,500,000
Debt instrument, principal amount														$ 4,500,000	$ 4,500,000
Issued warrants to purchase, rate															50.00%
Debt Instrument, Interest Rate, Effective Percentage														8.00%	8.00%										15.00%
Investors [Member] | Gencap [Member] | IPO [Member]
Loss Contingencies [Line Items]
Debt Conversion, Description															i) the IPO price multiplied by the discount of 50% or ii) the opening price of the shares of common stock on the trading day following the date of the IPO multiplied by the discount of 50%.
Commitment value														$ 9,000,000	$ 9,000,000
Prepayment amount percentage															125.00%
Number of shares issued, value															$ 1,125,000
Notes principal balance, rate															25.00%
Warrant exercisable, rate															0.50
Cash payment percentage															50.00%
Director [Member]
Loss Contingencies [Line Items]
Annual retainer, additional											$ 50,000
Issuance of common stock for cash net, shares | shares										300,000
Share Price | $ / shares									$ 0.29	$ 0.29	$ 0.29
Board Committee [Member]
Loss Contingencies [Line Items]
Annual retainer, additional											$ 10,000
Advisors [Member]
Loss Contingencies [Line Items]
Non refundable payment							$ 25,000	$ 25,000
Agreement with advisors, description							cash fee or an underwriter discount of 7.5% of the aggregate proceeds raised in the IPO, warrants to purchase a number of common shares equal to 5% of the aggregate number of common shares placed in the IPO, an expense allowance of up to $150,000 for fees and expenses of legal counsel and other out-of-pocket expenses and 1% of the gross proceeds of the IPO to Spartan for non-accountable expenses. The agreement also provides for an option to Spartan that is exercisable within 45 days after the closing of the IPO to purchase up to an additional 15% of the total number of securities offered by the Company in the IPO.	cash fee or an underwriter discount of 7.5% of the aggregate proceeds raised in the IPO, warrants to purchase a number of common shares equal to 5% of the aggregate number of common shares placed in the IPO, an expense allowance of up to $150,000 for fees and expenses of legal counsel and other out-of-pocket expenses and 1% of the gross proceeds of the IPO to Spartan for non-accountable expenses. The agreement also provides for an option to Spartan that is exercisable within 45 days after the closing of the IPO to purchase up to an additional 15% of the total number of securities offered by the Company in the IPO. For a period of 18 months following the July 28, 2023 expiration of the agreement, Spartan shall be entitled to receive the same 7.5% cash fee and 5% warrant coverage compensation under the “tail” terms of the agreement with respect to financing transactions the Company consummates with any party contacted or introduced by Spartan to the Company prior to the expiration of the Spartan agreement.
Legal cost							$ 150,000	$ 150,000
IPO [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
[custom:PublicOfferingPricePercentage]					110.00%
First Aforementioned [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a																				8,417		8,417
Percentage for unproved property leases																						98.00%
Non refundable payment																						$ 252,512
Second Aforementioned [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a																				160		160
Percentage for unproved property leases																						2.00%
Delay rental payments | a																				30		30	30	30
First Group [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a																							360	360
Delay rental payments | a																							25	25
Second Group [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a																							307.75	307.75
Lease, term																							20 years	20 years